Investments and Advances-Other	12 Months Ended
Mar. 31, 2011
Investments and Advances-Other

(7) Investments and Advances-Other

Investments and advances at March 31, 2010 and 2011 consist of the following:

	Yen (millions)
	2010	2011
Current
Corporate debt securities	¥31	¥331
U.S. government and agency debt securities	1,861	—
Advances	1,350	790
Certificates of deposit	—	1,366
Other	472	—

	¥3,714	¥2,487

Investments and advances due within one year are included in other current assets.

	Yen (millions)
	2010	2011
Noncurrent
Auction rate securities (non-marketable)	¥10,041	¥6,948
Marketable equity securities	94,560	92,421
Government bonds	1,999	1,999
U.S. government and agency debt securities	14,875	37,029
Non-marketable equity securities accounted for under the cost method
Non-marketable preferred stocks	2,000	969
Other	9,888	12,178
Guaranty deposits	25,452	23,735
Advances	1,517	1,159
Other	24,515	23,468

	¥184,847	¥199,906

Certain information with respect to available-for-sale securities and held-to-maturity securities at March 31, 2010 and 2011 is summarized below:

	Yen (millions)
	2010	2011
Available-for-sale
Cost	¥51,045	¥46,017
Fair value	104,601	99,369
Gross unrealized gains	55,242	56,019
Gross unrealized losses	1,686	2,667

Held-to-maturity
Amortized cost	¥18,766	¥40,725
Fair value	18,862	40,649
Gross unrealized gains	98	91
Gross unrealized losses	2	167

Maturities of debt securities classified as held-to-maturity at March 31, 2011 are as follows:

Yen (millions)
Due within one year	¥1,697
Due after one year through five years	39,028
Due after five years through ten years	—

Total	¥40,725

Realized gains and losses from available-for-sale securities, included in other income (expense)-other, were ¥4,308 million net losses, ¥3 million net losses and ¥96 million net losses, for the years ended March 31, 2009, 2010 and 2011, respectively.

Gross unrealized losses on available-for-sale securities and held-to-maturity securities, and fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position at March 31, 2011 are as follows:

	Yen (millions)
	Fair value	Unrealized losses
Available-for-sale
Less than 12 months	¥9,054	¥(1,516)
12 months or longer	7,759	(1,151)

	¥16,813	¥(2,667)

Held-to-maturity
Less than 12 months	¥31,042	¥(167)
12 months or longer	—	—

	¥31,042	¥(167)

Honda does not believe the decline in fair value of any of its investment securities to be other than temporary, which is based on factors such as financial and operating conditions of the issuer, the industry in which the issuer operates, degree and period of the decline in fair value and other relevant factors.